Related Party Transactions - Additional Information (Detail) - USD ($)						12 Months Ended
	Feb. 04, 2025	Jan. 17, 2025	Jul. 13, 2023	Aug. 31, 2021	Jul. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Aug. 19, 2024	Aug. 18, 2024	Jan. 18, 2024	Feb. 27, 2023
Adjustment to additional paid in capital waiver of administrative service fees						$ 120,000	$ 240,000
Commercial Paper [Member]
Principal amount									$ 150,000		$ 1,500,000
Debt instrument interest rate											4.75%
Proceeds from related party debt						2,750,000	1,230,000
Interest payable						129,630	28,288
Amended And Restated Working Capital Promissory Note [Member]
Principal amount										$ 2,000,000
Amended And Restated Working Capital Promissory Note [Member] | Subsequent Event [Member]
Principal amount		$ 3,000,000
Working capital loans convertible into warrants, per warrant		$ 4
Debt instrument payment principal and accrued interest outstanding		$ 1,491,000
Second Amended And Restated Working Capital Promissory Note [Member]
Principal amount								$ 2,750,000
Third Amended And Restated Working Capital Promissory Note [Member] | Subsequent Event [Member]
Principal amount	$ 3,000,000
Working capital loans convertible into warrants, per warrant	$ 4
Debt instrument payment principal and accrued interest outstanding	$ 1,491,000
Sponsor [Member]
Payable for office and administration support services per month							10,000
Founder Shares [Member] | Sponsor [Member] | Independent Director Nominee [Member]
Sponsor purchased shares				50,000
Unsecured Promissory Note [Member] | Sponsor [Member]
Principal amount					$ 300,000
Principal amount repayment date					Jan. 18, 2022
Principal amount repayment					$ 206,313
Promissory note overpayment							25,000
Working Capital Loans [Member]
Principal amount						0	$ 0
Working capital loans convertible into warrants						$ 2,000,000
Working capital loans convertible into warrants, per warrant						$ 1
Common Class B [Member]
Sponsor purchased shares			4,743,749
Common Class B [Member] | Founder Shares [Member] | Sponsor [Member]
Sponsor purchased shares					4,743,750
Sponsor purchased shares , purchase price					$ 25,000
Aggregate of shares subject to forfeiture					618,750
Percentage of issued and outstanding shares after the initial public offering collectively held by initial stockholders					20.00%
Transfer, assign or sell any shares or warrants after completion of initial business combination, threshold trading days						20 days
Transfer, assign or sell any shares or warrants after completion of initial business combination, threshold consecutive trading days						30 days
Threshold period after business combination in which specified trading days within any specified trading day period commences						150 days